Offerings	Nov. 09, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights to purchase common stock, preferred stock, debt securities or units
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of common stock is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. Includes rights to acquire common stock or preferred stock of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275256
Carry Forward Initial Effective Date	Nov. 13, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-275256
Carry Forward Initial Effective Date	Nov. 13, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275256
Carry Forward Initial Effective Date	Nov. 13, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275256
Carry Forward Initial Effective Date	Nov. 13, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights to purchase common stock, preferred stock, debt securities or units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275256
Carry Forward Initial Effective Date	Nov. 13, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275256
Carry Forward Initial Effective Date	Nov. 13, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275256
Carry Forward Initial Effective Date	Nov. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 29,520.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered pursuant to this registration statement consist solely of $200,000,000 of unsold securities (the "Unsold Securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-275256), which was originally filed on November 1, 2023 and declared effective on November 13, 2023 (the "Prior Registration Statement"). The Prior Registration Statement registered securities for primary offerings in accordance with Rule 415 with a proposed maximum aggregate offering price of $400,000,000, in respect of which the registrant paid a filing fee of $59,040 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date hereof, the registrant has sold an aggregate of $88,735,921 of such securities under the Prior Registration Statement, leaving a balance of $311,264,079 of unsold securities, of which the $200,000,000 of Unsold Securities are being included in this registration statement. Of the $59,040 filing fee previously paid, $29,520 is associated with the Unsold Securities and, pursuant to Rule 415(a)(6), will continue to be applied to the Unsold Securities under this registration statement. No new securities are being registered, and no additional registration fee is due in connection with this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.